Shareholder Report	12 Months Ended
Dec. 31, 2025 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSR
Amendment Flag	false
Registrant Name	Securian Funds Trust
Entity Central Index Key	0000766351
Entity Investment Company Type	N-1A
Document Period End Date	Dec. 31, 2025
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
C000125912
Shareholder Report [Line Items]
Fund Name	SFT Balanced Stabilization Fund
Class Name	Class 2
No Trading Symbol [Flag]	true
Annual or Semi-Annual Statement [Text Block]	This Annual shareholder report contains important information about SFT Balanced Stabilization Fund for the period of January 1, 2025 to December 31, 2025.
Additional Information [Text Block]	You can find additional information about the Fund at www.securianfunds.com. You can also request this information by contacting us at 800-643-5728.
Additional Information Phone Number	800-643-5728
Additional Information Website	www.securianfunds.com
Expenses [Text Block]

What were the Fund costs for the last year?

Annual Fund Operating Expenses

(based on a hypothetical $10,000 investment)

Fund Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
SFT Balanced Stabilization Fund (Class 2)	$93	0.88%

Expenses Paid, Amount	$ 93
Expense Ratio, Percent	0.88%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

United States (US) equity markets generally saw very strong returns over the trailing twelve-month period ending December 31, 2025. The S&P 500® notched multiple new record highs during the year, and ultimately delivered a 17.86% return for 2025. Similar to 2024, this performance was driven by Artificial Intelligence (AI) enthusiasm, continued demand for the so-called “Magnificent Seven” technology stocks, and growth stocks in general. The Federal Reserve (Fed) enacted monetary policy that was supportive of risk assets, as it enacted three -25 basis point (bp) cuts to its policy rate across the last four months of the year. The market did experience one major bout of volatility in 2025, namely the reaction to the White House’s tariff announcement in April. Over the course of two trading days (04/03/25 and 04/04/25), the S&P 500® lost -10.51%. In response to this extremely negative market reaction, the White House paused its tariff plan and, in response, the S&P 500® gained +9.52% on 04/09/25.

Fund performance over the period was primarily driven by equity positioning and the use of options relative to its blended benchmark, consisting of 60% the S&P 500® Index and 40% the Bloomberg U.S. Aggregate Bond Index. An overweight to equities during the second half of 2025 was a meaningful contributor, as rising equity markets allowed the Fund to outperform the equity portion of the blended benchmark. Earlier in the year, upside tail hedges in the form of call options purchased between April and June also added value as markets moved higher, while VIX call options purchased in September benefited from periods of increased volatility during the last quarter of 2025.

Conversely, items that detracted from performance included an underweight to equities during the latter part of April through June, relative to the blended benchmark, which resulted in underperformance as equity markets continued to advance during that period. In addition, fixed income allocation decisions weighed on returns versus the fixed income portion of the blended benchmark, as the Fund maintained higher exposure to lower yielding and more conservative securities that lagged higher yielding segments of the bond market. Finally, the cost of option based tail hedges reduced performance during periods of market stability, as the premiums paid for this protection did not ultimately pay off.

Performance Past Does Not Indicate Future [Text]	The results shown are past performance and are not an indication of future performance. Current performance may be lower or higher.
Line Graph [Table Text Block]
	SFT Balanced Stabilization Fund	S&P 500® /Bloomberg U.S. Aggregate Bond Index	Consumer Price Index
12/31/2015	$10,000	$10,000	$10,000
12/31/2016	$10,877	$10,831	$10,207
12/31/2017	$12,828	$12,370	$10,423
12/31/2018	$12,456	$12,079	$10,622
12/31/2019	$15,048	$14,758	$10,865
12/31/2020	$16,654	$16,932	$11,013
12/31/2021	$18,895	$19,617	$11,787
12/31/2022	$16,510	$16,520	$12,548
12/31/2023	$19,064	$19,439	$12,969
12/31/2024	$21,643	$22,364	$13,343
12/31/2025	$23,956	$25,428	$13,701

Average Annual Return [Table Text Block]
Fund	1 Year	5 Years	10 Years
SFT Balanced Stabilization Fund	10.69%	7.54%	9.13%
S&P 500® /Bloomberg U.S. Aggregate Bond IndexFootnote Reference*	13.70%	8.47%	9.78%
Consumer Price Index	2.68%	4.46%	3.20%

No Deduction of Taxes [Text Block]	The graph and table above do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
AssetsNet	$ 589,934,626
Holdings Count | Holding	170
Advisory Fees Paid, Amount	$ 3,266,669
InvestmentCompanyPortfolioTurnover	10.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$589,934,626
# of Portfolio Holdings	170
Portfolio Turnover Rate	10%
Total Advisory Fees Paid	$3,266,669

Holdings [Text Block]

Sector Diversification (% of net assets)

Investment Companies	65.8%
Financial	10.2%
Consumer, Non-cyclical	5.7%
Utilities	3.5%
Industrials	2.4%
Communications	2.3%
Information Technology	2.1%
Energy	1.8%
Consumer Cyclical	1.8%
Other	2.6%
Other Assets and Liabilities, Net	1.8%
Total	100.0%

Largest Holdings [Text Block]

Ten Largest Holdings (% of Net Assets)

SFT Index 500 Fund	51.6%
iShares Core S&P 500 ETF	8.3%
SPDR S&P 500 ETF Trust	4.0%
U.S. Treasury Bonds, 4.000%, 11/15/42	0.9%
Vanguard S&P 500 ETF	0.7%
U.S. Treasury Notes, 3.875%, 12/31/27	0.6%
Intercontinental Exchange, Inc., 4.350%, 06/15/29	0.5%
M&T Bank Corp., 4.553%, 08/16/28 (SOFRRATE + 1.780%)	0.5%
KeyBank NA, 4.390%, 12/14/27	0.5%
Entergy Texas, Inc., 3.450%, 12/01/27	0.5%
Total	68.1%

Material Fund Change [Text Block]
Updated Prospectus Phone Number	800-643-5728
Updated Prospectus Email Address	policyservices@securian.com
C000072676
Shareholder Report [Line Items]
Fund Name	SFT Core Bond Fund
Class Name	Class 1
No Trading Symbol [Flag]	true
Annual or Semi-Annual Statement [Text Block]	This Annual shareholder report contains important information about SFT Core Bond Fund for the period of January 1, 2025 to December 31, 2025.
Additional Information [Text Block]	You can find additional information about the Fund at www.securianfunds.com. You can also request this information by contacting us at 800-643-5728.
Additional Information Phone Number	800-643-5728
Additional Information Website	www.securianfunds.com
Expenses [Text Block]

What were the Fund costs for the last year?

Annual Fund Operating Expenses

(based on a hypothetical $10,000 investment)

Fund Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
SFT Core Bond Fund (Class 1)	$56	0.54%

Expenses Paid, Amount	$ 56
Expense Ratio, Percent	0.54%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

The SFT Core Bond Fund outperformed its index, the Bloomberg U.S. Aggregate Bond Index, over the 12 month period ending December 31, 2025. Relative performance for the year was supported by the overweight to agency Mortgage Backed Securities, which was one of the top-performing fixed income sectors over the year as interest rate volatility moderated and nominal spreads tightened meaningfully. Lower rates in the second half of the year increased prepayment speeds, which hurt higher-coupon bonds but supported returns given the Fund's focus on lower- and belly-coupon securities. Meanwhile, the Asset Backed Securities overweight for the full year positively contributed to returns with a further boost from favorable issue selection to high performing Collateralized Loan Obligations and non-traditional collateral types.

Offsetting the overweight to securitized sectors was an underweight to corporate credit. Although this underweight insulated portfolio returns during the selloff in April, the position resulted in a small headwind for the full year period as spreads continued to grind tighter. Corporate issue selection was modestly positive, with full year performance benefitting from additions made amid early year volatility that were subsequently trimmed to capture gains. Finally, the Fund’s overweight duration position and emphasis on front-end yields produced a sizeable tailwind for the year as rates generally moved lower and the yield curve steepened meaningfully.

Performance Past Does Not Indicate Future [Text]	The results shown are past performance and are not an indication of future performance. Current performance may be lower or higher.
Line Graph [Table Text Block]
	Class 1	Bloomberg U.S. Aggregate Bond Index	Consumer Price Index
12/31/2015	$10,000	$10,000	$10,000
12/31/2016	$10,463	$10,265	$10,207
12/31/2017	$10,981	$10,628	$10,423
12/31/2018	$10,916	$10,629	$10,622
12/31/2019	$11,918	$11,556	$10,865
12/31/2020	$12,770	$12,423	$11,013
12/31/2021	$12,733	$12,232	$11,787
12/31/2022	$10,959	$10,641	$12,548
12/31/2023	$11,615	$11,229	$12,969
12/31/2024	$11,729	$11,369	$13,343
12/31/2025	$12,629	$12,199	$13,701

Average Annual Return [Table Text Block]
Fund	1 Year	5 Years	10 Years
Class 1	7.67%	(0.22%)	2.36%
Bloomberg U.S. Aggregate Bond Index	7.30%	(0.36%)	2.01%
Consumer Price Index	2.68%	4.46%	3.20%

No Deduction of Taxes [Text Block]	The graph and table above do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
AssetsNet	$ 424,990,885
Holdings Count | Holding	655
Advisory Fees Paid, Amount	$ 1,700,347
InvestmentCompanyPortfolioTurnover	360.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$424,990,885
# of Portfolio Holdings	655
Portfolio Turnover Rate	360%
Total Advisory Fees Paid	$1,700,347

Holdings [Text Block]

Sector Diversification (% of net assets)

U.S. Treasury	29.8%
Corporate Obligations	15.7%
Federal National Mortgage Association	11.7%
Other Mortgage-Backed Securities	10.5%
Federal Home Loan Mortgage Corporation	10.2%
Asset-Backed Securities	9.6%
Investment Companies	8.0%
Government National Mortgage Association	7.1%
Uniform Mortgage-Backed Security	5.6%
Other	3.0%
Other Assets and Liabilities, Net	(11.2%)
Total	100.0%

Largest Holdings [Text Block]

Ten Largest Holdings (% of Net Assets)

U.S. Treasury Notes, 3.625%, 12/31/30	10.8%
U.S. Treasury Bonds, 4.625%, 11/15/55	4.4%
U.S. Treasury Notes, 3.875%, 12/31/32	2.8%
U.S. Treasury Bonds, 4.625%, 11/15/45	2.6%
U.S. Treasury Notes, 3.500%, 12/15/28	2.4%
U.S. Treasury Notes, 3.500%, 11/30/30	2.4%
U.S. Treasury Notes, 3.375%, 12/31/27	2.3%
U.S. Treasury Notes, 4.000%, 11/15/35	2.1%
Federal National Mortgage Association, 2.000%, 11/01/51	1.6%
Government National Mortgage Association, TBA, 5.000%, 01/15/55	1.2%
Total	32.6%

Material Fund Change [Text Block]
Updated Prospectus Phone Number	800-643-5728
Updated Prospectus Email Address	policyservices@securian.com
C000072677
Shareholder Report [Line Items]
Fund Name	SFT Core Bond Fund
Class Name	Class 2
No Trading Symbol [Flag]	true
Annual or Semi-Annual Statement [Text Block]	This Annual shareholder report contains important information about SFT Core Bond Fund for the period of January 1, 2025 to December 31, 2025.
Additional Information [Text Block]	You can find additional information about the Fund at www.securianfunds.com. You can also request this information by contacting us at 800-643-5728.
Additional Information Phone Number	800-643-5728
Additional Information Website	www.securianfunds.com
Expenses [Text Block]

What were the Fund costs for the last year?

Annual Fund Operating Expenses

(based on a hypothetical $10,000 investment)

Fund Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
SFT Core Bond Fund (Class 2)	$82	0.79%

Expenses Paid, Amount	$ 82
Expense Ratio, Percent	0.79%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

The SFT Core Bond Fund outperformed its index, the Bloomberg U.S. Aggregate Bond Index, over the 12 month period ending December 31, 2025. Relative performance for the year was supported by the overweight to agency Mortgage Backed Securities, which was one of the top-performing fixed income sectors over the year as interest rate volatility moderated and nominal spreads tightened meaningfully. Lower rates in the second half of the year increased prepayment speeds, which hurt higher-coupon bonds but supported returns given the Fund's focus on lower- and belly-coupon securities. Meanwhile, the Asset Backed Securities overweight for the full year positively contributed to returns with a further boost from favorable issue selection to high performing Collateralized Loan Obligations and non-traditional collateral types.

Offsetting the overweight to securitized sectors was an underweight to corporate credit. Although this underweight insulated portfolio returns during the selloff in April, the position resulted in a small headwind for the full year period as spreads continued to grind tighter. Corporate issue selection was modestly positive, with full year performance benefitting from additions made amid early year volatility that were subsequently trimmed to capture gains. Finally, the Fund’s overweight duration position and emphasis on front-end yields produced a sizeable tailwind for the year as rates generally moved lower and the yield curve steepened meaningfully.

Performance Past Does Not Indicate Future [Text]	The results shown are past performance and are not an indication of future performance. Current performance may be lower or higher.
Line Graph [Table Text Block]
	Class 2	Bloomberg U.S. Aggregate Bond Index	Consumer Price Index
12/31/2015	$10,000	$10,000	$10,000
12/31/2016	$10,437	$10,265	$10,207
12/31/2017	$10,926	$10,628	$10,423
12/31/2018	$10,834	$10,629	$10,622
12/31/2019	$11,799	$11,556	$10,865
12/31/2020	$12,611	$12,423	$11,013
12/31/2021	$12,543	$12,232	$11,787
12/31/2022	$10,767	$10,641	$12,548
12/31/2023	$11,382	$11,229	$12,969
12/31/2024	$11,466	$11,369	$13,343
12/31/2025	$12,315	$12,199	$13,701

Average Annual Return [Table Text Block]
Fund	1 Year	5 Years	10 Years
Class 2	7.40%	(0.47%)	2.10%
Bloomberg U.S. Aggregate Bond Index	7.30%	(0.36%)	2.01%
Consumer Price Index	2.68%	4.46%	3.20%

No Deduction of Taxes [Text Block]	The graph and table above do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
AssetsNet	$ 424,990,885
Holdings Count | Holding	655
Advisory Fees Paid, Amount	$ 1,700,347
InvestmentCompanyPortfolioTurnover	360.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$424,990,885
# of Portfolio Holdings	655
Portfolio Turnover Rate	360%
Total Advisory Fees Paid	$1,700,347

Holdings [Text Block]

Sector Diversification (% of net assets)

U.S. Treasury	29.8%
Corporate Obligations	15.7%
Federal National Mortgage Association	11.7%
Other Mortgage-Backed Securities	10.5%
Federal Home Loan Mortgage Corporation	10.2%
Asset-Backed Securities	9.6%
Investment Companies	8.0%
Government National Mortgage Association	7.1%
Uniform Mortgage-Backed Security	5.6%
Other	3.0%
Other Assets and Liabilities, Net	(11.2%)
Total	100.0%

Largest Holdings [Text Block]

Ten Largest Holdings (% of Net Assets)

U.S. Treasury Notes, 3.625%, 12/31/30	10.8%
U.S. Treasury Bonds, 4.625%, 11/15/55	4.4%
U.S. Treasury Notes, 3.875%, 12/31/32	2.8%
U.S. Treasury Bonds, 4.625%, 11/15/45	2.6%
U.S. Treasury Notes, 3.500%, 12/15/28	2.4%
U.S. Treasury Notes, 3.500%, 11/30/30	2.4%
U.S. Treasury Notes, 3.375%, 12/31/27	2.3%
U.S. Treasury Notes, 4.000%, 11/15/35	2.1%
Federal National Mortgage Association, 2.000%, 11/01/51	1.6%
Government National Mortgage Association, TBA, 5.000%, 01/15/55	1.2%
Total	32.6%

Material Fund Change [Text Block]
Updated Prospectus Phone Number	800-643-5728
Updated Prospectus Email Address	policyservices@securian.com
C000162345
Shareholder Report [Line Items]
Fund Name	SFT Equity Stabilization Fund
Class Name	Class 2
No Trading Symbol [Flag]	true
Annual or Semi-Annual Statement [Text Block]	This Annual shareholder report contains important information about SFT Equity Stabilization Fund for the period of January 1, 2025 to December 31, 2025.
Additional Information [Text Block]	You can find additional information about the Fund at www.securianfunds.com. You can also request this information by contacting us at 800-643-5728.
Additional Information Phone Number	800-643-5728
Additional Information Website	www.securianfunds.com
Expenses [Text Block]

What were the Fund costs for the last year?

Annual Fund Operating Expenses

(based on a hypothetical $10,000 investment)

Fund Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
SFT Equity Stabilization Fund (Class 2)	$96	0.92%

Expenses Paid, Amount	$ 96
Expense Ratio, Percent	0.92%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

United States (US) equity markets generally saw very strong returns over the trailing twelve-month period ending December 31, 2025. The S&P 500® notched multiple new record highs during the year, and ultimately delivered a 17.86% return for 2025. Similar to 2024, this performance was driven by Artificial Intelligence (AI) enthusiasm, continued demand for the so-called “Magnificent Seven” technology stocks, and growth stocks in general. The Federal Reserve (Fed) enacted monetary policy that was supportive of risk assets, as it enacted three -25 basis point (bp) cuts to its policy rate across the last four months of the year. The market did experience one major bout of volatility in 2025, namely the reaction to the White House’s tariff announcement in April. Over the course of two trading days (04/03/25 and 04/04/25), the S&P 500 lost -10.51%. In response to this extremely negative market reaction, the White House paused its tariff plan and, in response, the S&P 500® gained +9.52% on 04/09/25.

Fund performance benefited from the Fund’s domestic equity ETFs, which outperformed their counterparts in the blended benchmark. The benchmark is comprised of 60% S&P 500® Low Volatility Index, 20% S&P 500® BMI International Developed Low Volatility Index, and 20% Bloomberg U.S. 3‑Month Treasury Bellwether Index. Standout contributors included the iShares MSCI Germany ETF and the iShares MSCI Emerging Markets Min Vol Factor ETF. The Fund’s higher exposure to equities relative to the blended benchmark during the second half of 2025 also contributed to results, as equity markets outperformed fixed income.

Conversely, performance was detracted by an underweight to equities from late April through June relative to the blended benchmark. This positioning led to underperformance as equity markets continued to advance during that period. Performance was also negatively impacted by the cost of option‑based tail hedges. During periods of market stability, the premiums paid for this protection did not pay off and reduced overall returns.

Performance Past Does Not Indicate Future [Text]	The results shown are past performance and are not an indication of future performance. Current performance may be lower or higher.
Line Graph [Table Text Block]
	SFT Equity Stabilization Fund	SP500LV / BMI Low Volatility / BUS 3mth Treasury	Consumer Price Index
12/31/2015	$10,000	$10,000	$10,000
12/31/2016	$10,416	$10,715	$10,207
12/31/2017	$12,117	$12,321	$10,423
12/31/2018	$11,520	$12,213	$10,622
12/31/2019	$13,441	$14,820	$10,865
12/31/2020	$12,722	$14,530	$11,013
12/31/2021	$14,272	$16,925	$11,787
12/31/2022	$12,886	$16,147	$12,548
12/31/2023	$13,894	$16,712	$12,969
12/31/2024	$15,268	$18,424	$13,343
12/31/2025	$16,515	$20,072	$13,701

Average Annual Return [Table Text Block]
Fund	1 Year	5 Years	10 Years
SFT Equity Stabilization Fund	8.16%	5.36%	5.14%
SP500LV / BMI Low Volatility / BUS 3mth TreasuryFootnote Reference*	8.95%	6.68%	7.22%
Consumer Price Index	2.68%	4.46%	3.20%

No Deduction of Taxes [Text Block]	The graph and table above do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
AssetsNet	$ 248,849,909
Holdings Count | Holding	7
Advisory Fees Paid, Amount	$ 1,483,725
InvestmentCompanyPortfolioTurnover	5.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$248,849,909
# of Portfolio Holdings	7
Portfolio Turnover Rate	5%
Total Advisory Fees Paid	$1,483,725

Holdings [Text Block]

Sector Diversification (% of net assets)

Investment Companies	97.0%
Other Assets and Liabilities, Net	3.0%
Total	100.0%

Largest Holdings [Text Block]

Top Largest Holdings (% of Net Assets)

iShares MSCI USA Minimum Volatility Factor ETF	32.9%
iShares MSCI EAFE Minimum Volatility Factor ETF	26.7%
iShares Core High Dividend ETF	18.1%
iShares MSCI Emerging Markets Minimum Volatility Factor ETF	6.5%
iShares Short Duration Bond Active ETF	5.8%
iShares MSCI Germany ETF	5.1%
Total	95.1%

Material Fund Change [Text Block]
Updated Prospectus Phone Number	800-643-5728
Updated Prospectus Email Address	policyservices@securian.com
C000004536
Shareholder Report [Line Items]
Fund Name	SFT Government Money Market Fund
Class Name	Class 2
No Trading Symbol [Flag]	true
Annual or Semi-Annual Statement [Text Block]	This Annual shareholder report contains important information about SFT Government Money Market Fund for the period of January 1, 2025 to December 31, 2025.
Additional Information [Text Block]	You can find additional information about the Fund at www.securianfunds.com. You can also request this information by contacting us at 800-643-5728.
Additional Information Phone Number	800-643-5728
Additional Information Website	www.securianfunds.com
Expenses [Text Block]

What were the Fund costs for the last year?

Annual Fund Operating Expenses

(based on a hypothetical $10,000 investment)

Fund Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
SFT Government Money Market Fund (Class 2)	$66	0.65%

Expenses Paid, Amount	$ 66
Expense Ratio, Percent	0.65%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

After holding rates steady for much of the 2025 calendar year, the Federal Reserve (the “Fed”) followed a similar playbook to 2024 by cutting rates for the last three consecutive Federal Open Market Committee (“FOMC”) meetings, for a total of 75 basis points. The Fed Funds Upper Bound moved from 4.50% at the start of the year to 3.75% at the end of the year. The front end of U.S. Treasury curve (1 month to 1 year) was inverted 13 basis points at the start of the year, continuing a pattern that was set in late 2022. By the end of 2025, that inversion was basically unchanged (12 basis points), while the rest of the curve continued to normalize.

The inverted yield curve gave no advantage to move out to longer dated instruments, and the Fund was able to take advantage of the yields on the short end as well as pick up incremental yield in Agency Discount Notes.

During the summer months, however, and out of an abundance of caution, the Fund deliberately avoided Treasury securities with maturities that coincided with the estimated debt‑ceiling window. Instead, the Fund shifted a portion of its exposure into Agency securities that were viewed as lower risk (thus lower yielding) during that period. While this decision reduced headline risk, it also negatively impacted performance, as the avoidance of higher‑yielding Treasuries limited the Fund’s ability to fully capture available front‑end yields.

Following the passage of the OBBBA and the resulting increase in the debt ceiling, Treasury market dislocations eased and market conditions returned to normal. This allowed the Fund to move back into its usual mix of Treasuries and Agencies and pick up additional yield, which helped performance.

Performance Past Does Not Indicate Future [Text]	The results shown are past performance and are not an indication of future performance. Current performance may be lower or higher.
Line Graph [Table Text Block]
	SFT Government Money Market Fund	Bloomberg U.S. 3 Month Treasury Bellwether Index	Consumer Price Index
12/31/2015	$10,000	$10,000	$10,000
12/31/2016	$10,000	$10,035	$10,207
12/31/2017	$10,013	$10,122	$10,423
12/31/2018	$10,131	$10,313	$10,622
12/31/2019	$10,283	$10,550	$10,865
12/31/2020	$10,304	$10,621	$11,013
12/31/2021	$10,304	$10,626	$11,787
12/31/2022	$10,419	$10,786	$12,548
12/31/2023	$10,885	$11,342	$12,969
12/31/2024	$11,387	$11,943	$13,343
12/31/2025	$11,801	$12,448	$13,701

Average Annual Return [Table Text Block]
Fund	1 Year	5 Years	10 Years
SFT Government Money Market Fund	3.63%	2.75%	1.67%
Bloomberg U.S. 3 Month Treasury Bellwether Index	4.23%	3.22%	2.21%

No Deduction of Taxes [Text Block]	The graph and table above do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
AssetsNet	$ 233,238,372
Holdings Count | Holding	17
Advisory Fees Paid, Amount	$ 568,232
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$233,238,372
# of Portfolio Holdings	17
Total Advisory Fees Paid	$568,232

Holdings [Text Block]

Sector Diversification (% of net assets)

U.S. Government Obligations	90.8%
Short-Term Securities	9.5%
Other Assets and Liabilities, Net	(0.3%)
Total	100.0%

Largest Holdings [Text Block]

Top Largest Holdings (% of Net Assets)

Federal Home Loan Mortgage Corp. Discount Notes, 3.711%, due 03/09/26	11.6%
Federal Home Loan Bank Discount Notes, 3.542%, due 01/09/26	10.7%
Federal Home Loan Bank Discount Notes, 3.720%, due 01/16/26	10.7%
U.S. Treasury Bills, 3.619%, due 02/05/26	10.3%
Federal Home Loan Bank Discount Notes, 3.799%, due 01/23/26	8.6%
U.S. Treasury Bills, 3.285%, due 01/06/26	6.4%
U.S. Treasury Bills, 3.555%, due 02/12/26	6.4%
Federal Home Loan Bank Discount Notes, 3.651%, due 03/18/26	6.4%
Federal Home Loan Bank Discount Notes, 3.648%, due 03/20/26	4.3%
Federal Farm Credit Discount Notes, 3.636%, due 02/04/26	3.4%
Total	78.8%

Material Fund Change [Text Block]
Updated Prospectus Phone Number	800-643-5728
Updated Prospectus Email Address	policyservices@securian.com
C000072678
Shareholder Report [Line Items]
Fund Name	SFT Index 400 Mid-Cap Fund
Class Name	Class 1
No Trading Symbol [Flag]	true
Annual or Semi-Annual Statement [Text Block]	This Annual shareholder report contains important information about SFT Index 400 Mid-Cap Fund for the period of January 1, 2025 to December 31, 2025.
Additional Information [Text Block]	You can find additional information about the Fund at www.securianfunds.com. You can also request this information by contacting us at 800-643-5728.
Additional Information Phone Number	800-643-5728
Additional Information Website	www.securianfunds.com
Expenses [Text Block]

What were the Fund costs for the last year?

Annual Fund Operating Expenses

(based on a hypothetical $10,000 investment)

Fund Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
SFT Index 400 Mid-Cap Fund (Class 1)	$33	0.32%

Expenses Paid, Amount	$ 33
Expense Ratio, Percent	0.32%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

The SFT Index 400 Mid-Cap Fund is passively managed. The Fund is fully invested and holds all names at published free float adjusted index weights. The Fund seeks investment results that correspond generally to the price and yield performance, before fees and expenses, of the S&P 400 Index.

The Fund’s Class 1 shares generated a total net return of 7.14 percent over the 12 months ending December 31, 2025; the S&P 400 Index returned 7.50 percent over the same period.

For both the Fund and the index, nine of the eleven industry sectors posted positive returns for 2025. Communication Services, the best-performing sector within the index, closed the year with a 44.14 percent return and a 2.00 percent weight in the index. Utilities, carrying a 3.29 percent weight within the index, was the second best performing sector, posting a 19.89 percent return for 2025. Consumer Discretionary, comprising 11.55 percent of the index market cap, was the worst performing sector for the year, losing -5.67 percent.

Performance Past Does Not Indicate Future [Text]	The results shown are past performance and are not an indication of future performance. Current performance may be lower or higher.
Line Graph [Table Text Block]
	Class 1	S&P 400 MidCap TR	Consumer Price Index
12/31/2015	$10,000	$10,000	$10,000
12/31/2016	$12,034	$12,074	$10,207
12/31/2017	$13,947	$14,035	$10,423
12/31/2018	$12,363	$12,480	$10,622
12/31/2019	$15,556	$15,749	$10,865
12/31/2020	$17,631	$17,900	$11,013
12/31/2021	$21,916	$22,332	$11,787
12/31/2022	$18,984	$19,416	$12,548
12/31/2023	$22,019	$22,607	$12,969
12/31/2024	$25,009	$25,756	$13,343
12/31/2025	$26,795	$27,688	$13,701

Average Annual Return [Table Text Block]
Fund	1 Year	5 Years	10 Years
Class 1	7.14%	8.73%	10.36%
S&P 400 MidCap TR	7.50%	9.12%	10.72%
Consumer Price Index	2.68%	4.46%	3.20%

No Deduction of Taxes [Text Block]	The graph and table above do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
AssetsNet	$ 239,697,560
Holdings Count | Holding	404
Advisory Fees Paid, Amount	$ 344,211
InvestmentCompanyPortfolioTurnover	18.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$239,697,560
# of Portfolio Holdings	404
Portfolio Turnover Rate	18%
Total Advisory Fees Paid	$344,211

Holdings [Text Block]

Sector Diversification (% of net assets)

Industrials	22.9%
Financial	16.3%
Information Technology	13.7%
Consumer Discretionary	11.2%
Health Care	8.7%
Real Estate	6.2%
Materials	5.3%
Consumer Staples	4.2%
Energy	3.8%
Other	7.9%
Other Assets and Liabilities, Net	(0.2%)
Total	100.0%

Largest Holdings [Text Block]

Ten Largest Holdings (% of Net Assets)

Ciena Corp.	1.0%
Coherent Corp.	0.9%
Lumentum Holdings, Inc.	0.8%
Flex Ltd.	0.7%
Twilio, Inc., Class A	0.7%
United Therapeutics Corp.	0.6%
Pure Storage, Inc., Class A	0.6%
Casey's General Stores, Inc.	0.6%
Curtiss-Wright Corp.	0.6%
Illumina, Inc.	0.6%
Total	7.1%

Material Fund Change [Text Block]
Updated Prospectus Phone Number	800-643-5728
Updated Prospectus Email Address	policyservices@securian.com
C000072679
Shareholder Report [Line Items]
Fund Name	SFT Index 400 Mid-Cap Fund
Class Name	Class 2
No Trading Symbol [Flag]	true
Annual or Semi-Annual Statement [Text Block]	This Annual shareholder report contains important information about SFT Index 400 Mid-Cap Fund for the period of January 1, 2025 to December 31, 2025.
Additional Information [Text Block]	You can find additional information about the Fund at www.securianfunds.com. You can also request this information by contacting us at 800-643-5728.
Additional Information Phone Number	800-643-5728
Additional Information Website	www.securianfunds.com
Expenses [Text Block]

What were the Fund costs for the last year?

Annual Fund Operating Expenses

(based on a hypothetical $10,000 investment)

Fund Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
SFT Index 400 Mid-Cap Fund (Class 2)	$59	0.57%

Expenses Paid, Amount	$ 59
Expense Ratio, Percent	0.57%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

The SFT Index 400 Mid-Cap Fund is passively managed. The Fund is fully invested and holds all names at published free float adjusted index weights. The Fund seeks investment results that correspond generally to the price and yield performance, before fees and expenses, of the S&P 400 Index.

The Fund’s Class 2 shares generated a total net return of 6.87 percent over the 12 months ending December 31, 2025; the S&P 400 Index returned 7.50 percent over the same period.

For both the Fund and the index, nine of the eleven industry sectors posted positive returns for 2025. Communication Services, the best-performing sector within the index, closed the year with a 44.14 percent return and a 2.00 percent weight in the index. Utilities, carrying a 3.29 percent weight within the index, was the second best performing sector, posting a 19.89 percent return for 2025. Consumer Discretionary, comprising 11.55 percent of the index market cap, was the worst performing sector for the year, losing -5.67 percent.

Performance Past Does Not Indicate Future [Text]	The results shown are past performance and are not an indication of future performance. Current performance may be lower or higher.
Line Graph [Table Text Block]
	Class 2	S&P 400 MidCap TR	Consumer Price Index
12/31/2015	$10,000	$10,000	$10,000
12/31/2016	$12,004	$12,074	$10,207
12/31/2017	$13,878	$14,035	$10,423
12/31/2018	$12,271	$12,480	$10,622
12/31/2019	$15,401	$15,749	$10,865
12/31/2020	$17,412	$17,900	$11,013
12/31/2021	$21,590	$22,332	$11,787
12/31/2022	$18,654	$19,416	$12,548
12/31/2023	$21,582	$22,607	$12,969
12/31/2024	$24,452	$25,756	$13,343
12/31/2025	$26,133	$27,688	$13,701

Average Annual Return [Table Text Block]
Fund	1 Year	5 Years	10 Years
Class 2	6.87%	8.46%	10.08%
S&P 400 MidCap TR	7.50%	9.12%	10.72%
Consumer Price Index	2.68%	4.46%	3.20%

No Deduction of Taxes [Text Block]	The graph and table above do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
AssetsNet	$ 239,697,560
Holdings Count | Holding	404
Advisory Fees Paid, Amount	$ 344,211
InvestmentCompanyPortfolioTurnover	18.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$239,697,560
# of Portfolio Holdings	404
Portfolio Turnover Rate	18%
Total Advisory Fees Paid	$344,211

Holdings [Text Block]

Sector Diversification (% of net assets)

Industrials	22.9%
Financial	16.3%
Information Technology	13.7%
Consumer Discretionary	11.2%
Health Care	8.7%
Real Estate	6.2%
Materials	5.3%
Consumer Staples	4.2%
Energy	3.8%
Other	7.9%
Other Assets and Liabilities, Net	(0.2%)
Total	100.0%

Largest Holdings [Text Block]

Ten Largest Holdings (% of Net Assets)

Ciena Corp.	1.0%
Coherent Corp.	0.9%
Lumentum Holdings, Inc.	0.8%
Flex Ltd.	0.7%
Twilio, Inc., Class A	0.7%
United Therapeutics Corp.	0.6%
Pure Storage, Inc., Class A	0.6%
Casey's General Stores, Inc.	0.6%
Curtiss-Wright Corp.	0.6%
Illumina, Inc.	0.6%
Total	7.1%

Material Fund Change [Text Block]
Updated Prospectus Phone Number	800-643-5728
Updated Prospectus Email Address	policyservices@securian.com
C000072680
Shareholder Report [Line Items]
Fund Name	SFT Index 500 Fund
Class Name	Class 1
No Trading Symbol [Flag]	true
Annual or Semi-Annual Statement [Text Block]	This Annual shareholder report contains important information about SFT Index 500 Fund for the period of January 1, 2025 to December 31, 2025.
Additional Information [Text Block]	You can find additional information about the Fund at www.securianfunds.com. You can also request this information by contacting us at 800-643-5728.
Additional Information Phone Number	800-643-5728
Additional Information Website	www.securianfunds.com
Expenses [Text Block]

What were the Fund costs for the last year?

Annual Fund Operating Expenses

(based on a hypothetical $10,000 investment)

Fund Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
SFT Index 500 Fund (Class 1)	$18	0.17%

Expenses Paid, Amount	$ 18
Expense Ratio, Percent	0.17%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

The SFT Index 500 Fund is passively managed. The Fund is fully invested and holds all names at published float adjusted index weights. The Fund seeks investment results that correspond generally to the price and yield performance, before fees and expenses, of the S&P 500® Index.

The Fund’s Class 1 shares generated a total net return of 17.64 percent over the 12 months ending December 31, 2025; the S&P 500® Index returned 17.88 percent over the same period.

For both the Fund and index, ten of the eleven industry sectors posted positive annual returns for 2025. The so-called “Magnificent Seven” technology names, representing a 31.85 percent weight in the index, ended the year up 24.90 percent and contributed nearly 8 percent to the 17.88 percent index return for the year. The Real Estate sector was the lone sector that ended the year with a negative return, -0.35 percent. Communication Services, which has two of the Magnificent Seven names, was the best-performing sector for the year, returning 32.41 percent.

Performance Past Does Not Indicate Future [Text]	The results shown are past performance and are not an indication of future performance. Current performance may be lower or higher.
Line Graph [Table Text Block]
	Class 1	S&P 500® Index	Consumer Price Index
12/31/2015	$10,000	$10,000	$10,000
12/31/2016	$11,172	$11,196	$10,207
12/31/2017	$13,578	$13,640	$10,423
12/31/2018	$12,958	$13,042	$10,622
12/31/2019	$17,001	$17,149	$10,865
12/31/2020	$20,096	$20,304	$11,013
12/31/2021	$25,793	$26,132	$11,787
12/31/2022	$21,080	$21,399	$12,548
12/31/2023	$26,566	$27,025	$12,969
12/31/2024	$33,142	$33,786	$13,343
12/31/2025	$38,990	$39,827	$13,701

Average Annual Return [Table Text Block]
Fund	1 Year	5 Years	10 Years
Class 1	17.64%	14.17%	14.58%
S&P 500® Index	17.88%	14.42%	14.82%
Consumer Price Index	2.68%	4.46%	3.20%

No Deduction of Taxes [Text Block]	The graph and table above do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
AssetsNet	$ 1,610,662,668
Holdings Count | Holding	504
Advisory Fees Paid, Amount	$ 2,012,837
InvestmentCompanyPortfolioTurnover	4.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$1,610,662,668
# of Portfolio Holdings	504
Portfolio Turnover Rate	4%
Total Advisory Fees Paid	$2,012,837

Holdings [Text Block]

Sector Diversification (% of net assets)

Information Technology	34.0%
Financial	13.2%
Communication Services	10.4%
Consumer Discretionary	10.3%
Health Care	9.5%
Industrials	8.0%
Consumer Staples	4.6%
Energy	2.8%
Utilities	2.2%
Other	5.0%
Other Assets and Liabilities, Net	-%
Total	100.0%

Largest Holdings [Text Block]

Ten Largest Holdings (% of Net Assets)

NVIDIA Corp.	7.7%
Apple, Inc.	6.8%
Microsoft Corp.	6.1%
Amazon.com, Inc.	3.8%
Alphabet, Inc., Class A	3.1%
Broadcom, Inc.	2.8%
Alphabet, Inc., Class C	2.5%
Meta Platforms, Inc., Class A	2.4%
Tesla, Inc.	2.1%
Berkshire Hathaway, Inc., Class B	1.6%
Total	38.9%

Material Fund Change [Text Block]
Updated Prospectus Phone Number	800-643-5728
Updated Prospectus Email Address	policyservices@securian.com
C000072681
Shareholder Report [Line Items]
Fund Name	SFT Index 500 Fund
Class Name	Class 2
No Trading Symbol [Flag]	true
Annual or Semi-Annual Statement [Text Block]	This Annual shareholder report contains important information about SFT Index 500 Fund for the period of January 1, 2025 to December 31, 2025.
Additional Information [Text Block]	You can find additional information about the Fund at www.securianfunds.com. You can also request this information by contacting us at 800-643-5728.
Additional Information Phone Number	800-643-5728
Additional Information Website	www.securianfunds.com
Expenses [Text Block]

What were the Fund costs for the last year?

Annual Fund Operating Expenses

(based on a hypothetical $10,000 investment)

Fund Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
SFT Index 500 Fund (Class 2)	$46	0.42%

Expenses Paid, Amount	$ 46
Expense Ratio, Percent	0.42%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

The SFT Index 500 Fund is passively managed. The Fund is fully invested and holds all names at published float adjusted index weights. The Fund seeks investment results that correspond generally to the price and yield performance, before fees and expenses, of the S&P 500® Index.

The Fund’s Class 2 shares generated a total net return of 17.29 percent over the 12 months ending December 31, 2025; the S&P 500® Index returned 17.88 percent over the same period.

For both the Fund and index, ten of the eleven industry sectors posted positive annual returns for 2025. The so-called “Magnificent Seven” technology names, representing a 31.85 percent weight in the index, ended the year up 24.90 percent and contributed nearly 8 percent to the 17.88 percent index return for the year. The Real Estate sector was the lone sector that ended the year with a negative return, -0.35 percent. Communication Services, which has two of the Magnificent Seven names, was the best-performing sector for the year, returning 32.41 percent.

Performance Past Does Not Indicate Future [Text]	The results shown are past performance and are not an indication of future performance. Current performance may be lower or higher.
Line Graph [Table Text Block]
	Class 2	S&P 500® Index	Consumer Price Index
12/31/2015	$10,000	$10,000	$10,000
12/31/2016	$11,144	$11,196	$10,207
12/31/2017	$13,510	$13,640	$10,423
12/31/2018	$12,861	$13,042	$10,622
12/31/2019	$16,833	$17,149	$10,865
12/31/2020	$19,847	$20,304	$11,013
12/31/2021	$25,410	$26,132	$11,787
12/31/2022	$20,716	$21,399	$12,548
12/31/2023	$26,042	$27,025	$12,969
12/31/2024	$32,407	$33,786	$13,343
12/31/2025	$38,010	$39,827	$13,701

Average Annual Return [Table Text Block]
Fund	1 Year	5 Years	10 Years
Class 2	17.29%	13.88%	14.29%
S&P 500® Index	17.88%	14.42%	14.82%
Consumer Price Index	2.68%	4.46%	3.20%

No Deduction of Taxes [Text Block]	The graph and table above do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
AssetsNet	$ 1,610,662,668
Holdings Count | Holding	504
Advisory Fees Paid, Amount	$ 2,012,837
InvestmentCompanyPortfolioTurnover	4.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$1,610,662,668
# of Portfolio Holdings	504
Portfolio Turnover Rate	4%
Total Advisory Fees Paid	$2,012,837

Holdings [Text Block]

Sector Diversification (% of net assets)

Information Technology	34.0%
Financial	13.2%
Communication Services	10.4%
Consumer Discretionary	10.3%
Health Care	9.5%
Industrials	8.0%
Consumer Staples	4.6%
Energy	2.8%
Utilities	2.2%
Other	5.0%
Other Assets and Liabilities, Net	-%
Total	100.0%

Largest Holdings [Text Block]

Ten Largest Holdings (% of Net Assets)

NVIDIA Corp.	7.7%
Apple, Inc.	6.8%
Microsoft Corp.	6.1%
Amazon.com, Inc.	3.8%
Alphabet, Inc., Class A	3.1%
Broadcom, Inc.	2.8%
Alphabet, Inc., Class C	2.5%
Meta Platforms, Inc., Class A	2.4%
Tesla, Inc.	2.1%
Berkshire Hathaway, Inc., Class B	1.6%
Total	38.9%

Material Fund Change [Text Block]
Updated Prospectus Phone Number	800-643-5728
Updated Prospectus Email Address	policyservices@securian.com
C000140836
Shareholder Report [Line Items]
Fund Name	SFT Macquarie Growth Fund
Class Name	Class 2
No Trading Symbol [Flag]	true
Annual or Semi-Annual Statement [Text Block]	This Annual shareholder report contains important information about SFT Macquarie Growth Fund for the period of January 1, 2025 to December 31, 2025.
Additional Information [Text Block]	You can find additional information about the Fund at www.securianfunds.com. You can also request this information by contacting us at 800-643-5728.
Additional Information Phone Number	800-643-5728
Additional Information Website	www.securianfunds.com
Expenses [Text Block]

What were the Fund costs for the last year?

Annual Fund Operating Expenses

(based on a hypothetical $10,000 investment)

Fund Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
SFT Macquarie Growth Fund (Class 2)	$100	0.96%

Expenses Paid, Amount	$ 100
Expense Ratio, Percent	0.96%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

Equity markets delivered strong absolute returns in 2025, but the environment proved difficult for fundamentally driven quality growth strategies. Market leadership was extremely narrow, with gains concentrated in a small number of mega cap technology and semiconductor companies benefiting from heavy Artificial Intelligence (AI) related capital spending and accelerating earnings. Broader economic conditions were generally supportive, yet returns were increasingly influenced by index concentration, momentum, and thematic trading rather than fundamentals. Only about one quarter of stocks outperformed the Russell 1000 Growth Index, and factors such as momentum and beta dominated performance, while earnings quality lagged sharply. Elevated risk tolerance, heavy retail participation, and persistent passive flows reinforced this dynamic, making exposure to the small group of market leaders the primary driver of relative performance outcomes across the growth universe.

The Fund posted positive results but underperformed its benchmark, driven by a mix of external and internal pressures. Externally, the concentrated AI driven market backdrop and limited breadth challenged the Fund’s quality first approach, as many high quality companies with solid fundamentals but slower near term growth trajectories experienced valuation pressure. Internally, stock selection in health care, industrials, and information technology detracted the most. Health care holdings, particularly in managed care, lagged due to regulatory uncertainty and a normalization of growth trends. Industrials experienced margin pressure despite supportive long term themes, while in information technology the Fund’s limited exposure to the highest beta areas of semiconductors and infrastructure software weighed on relative returns. At the stock level, UnitedHealth Group, the underweight in Broadcom, and the position in Salesforce were the largest detractors. Offsetting these headwinds, the biggest contributors included the Fund’s underweight to Apple and strong results from Taiwan Semiconductor Manufacturing and VeriSign.

Performance Past Does Not Indicate Future [Text]	The results shown are past performance and are not an indication of future performance. Current performance may be lower or higher.
Line Graph [Table Text Block]
	SFT Macquarie Growth Fund	Russell 1000® Growth Index	Consumer Price Index
12/31/2015	$10,000	$10,000	$10,000
12/31/2016	$10,091	$10,708	$10,207
12/31/2017	$13,039	$13,943	$10,423
12/31/2018	$13,327	$13,732	$10,622
12/31/2019	$18,189	$18,729	$10,865
12/31/2020	$23,772	$25,938	$11,013
12/31/2021	$30,972	$33,096	$11,787
12/31/2022	$22,562	$23,453	$12,548
12/31/2023	$31,126	$33,462	$12,969
12/31/2024	$38,581	$44,623	$13,343
12/31/2025	$41,946	$52,906	$13,701

Average Annual Return [Table Text Block]
Fund	1 Year	5 Years	10 Years
SFT Macquarie Growth Fund	8.72%	12.03%	15.42%
Russell 1000® Growth Index	18.56%	15.32%	18.13%
Consumer Price Index	2.68%	4.46%	3.20%

No Deduction of Taxes [Text Block]	The graph and table above do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
AssetsNet	$ 640,913,110
Holdings Count | Holding	37
Advisory Fees Paid, Amount	$ 4,058,313
InvestmentCompanyPortfolioTurnover	26.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$640,913,110
# of Portfolio Holdings	37
Portfolio Turnover Rate	26%
Total Advisory Fees Paid	$4,058,313

Holdings [Text Block]

Sector Diversification (% of net assets)

Information Technology	50.1%
Financial	13.9%
Health Care	9.1%
Consumer Discretionary	8.5%
Communication Services	7.6%
Industrials	6.6%
Materials	1.7%
Real Estate	1.3%
Consumer Staples	0.9%
Other	0.4%
Other Assets and Liabilities, Net	(0.1%)
Total	100.0%

Largest Holdings [Text Block]

Ten Largest Holdings (% of Net Assets)

NVIDIA Corp.	14.1%
Microsoft Corp.	13.8%
Apple, Inc.	8.6%
Amazon.com, Inc.	6.2%
Alphabet, Inc., Class A	5.6%
Visa, Inc., Class A	4.7%
Intercontinental Exchange, Inc.	3.1%
Danaher Corp.	2.8%
Intuit, Inc.	2.8%
Broadcom, Inc.	2.7%
Total	64.4%

Material Fund Change [Text Block]
Updated Prospectus Phone Number	800-643-5728
Updated Prospectus Email Address	policyservices@securian.com
C000140837
Shareholder Report [Line Items]
Fund Name	SFT Macquarie Small Cap Growth Fund
Class Name	Class 2
No Trading Symbol [Flag]	true
Annual or Semi-Annual Statement [Text Block]	This Annual shareholder report contains important information about SFT Macquarie Small Cap Growth Fund for the period of January 1, 2025 to December 31, 2025.
Additional Information [Text Block]	You can find additional information about the Fund at www.securianfunds.com. You can also request this information by contacting us at 800-643-5728.
Additional Information Phone Number	800-643-5728
Additional Information Website	www.securianfunds.com
Expenses [Text Block]

What were the Fund costs for the last year?

Annual Fund Operating Expenses

(based on a hypothetical $10,000 investment)

Fund Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
SFT Macquarie Small Cap Growth Fund (Class 2)	$142	1.33%

Expenses Paid, Amount	$ 142
Expense Ratio, Percent	1.33%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

U.S. equity markets delivered strong earnings growth and broad double digit returns in 2025, supported by declining interest rates and sustained strength in profits. The artificial intelligence (AI) theme again dominated performance, but leadership shifted from the well known mega cap names toward groups such as semiconductor capital equipment, power generation, optical components, and storage. Market leadership changed throughout the year as small cap growth took the lead in the second half, while value segments outperformed in the fourth quarter. This created an environment of strong but volatile returns, with speculative areas such as biotechnology, quantum computing, and AI power generation plays driving some of the largest moves.

The SFT Macquarie Small Cap Growth Fund outperformed its benchmark the Russell 2000® Growth Index, driven largely by strong stock selection across technology, communication services, consumer staples, financials, and healthcare. Companies tied directly to AI infrastructure spending, including Lumentum, Advanced Energy Industries, MACOM Technology Solutions, and Rambus, were standout contributors, along with IMAX in communication services and OSI Systems in technology. Healthcare strength was broad, supported by strong results in biotechnology and pharmaceuticals, with names such as Travere Therapeutics and Alphatec Holdings contributing meaningfully. Against these positive drivers, performance was held back by laggards in real estate, materials, and consumer discretionary, as well as certain industrial holdings that did not keep pace despite supportive themes in aerospace, defense, and data center construction

Performance Past Does Not Indicate Future [Text]	The results shown are past performance and are not an indication of future performance. Current performance may be lower or higher.
Line Graph [Table Text Block]
	SFT Macquarie Small Cap Growth Fund	Russell 2000® Growth Index	Consumer Price Index
12/31/2015	$10,000	$10,000	$10,000
12/31/2016	$12,110	$11,132	$10,207
12/31/2017	$15,173	$13,599	$10,423
12/31/2018	$14,577	$12,334	$10,622
12/31/2019	$18,025	$15,847	$10,865
12/31/2020	$24,561	$21,335	$11,013
12/31/2021	$25,685	$21,939	$11,787
12/31/2022	$18,782	$16,157	$12,548
12/31/2023	$21,184	$19,171	$12,969
12/31/2024	$24,175	$22,077	$13,343
12/31/2025	$27,350	$24,949	$13,701

Average Annual Return [Table Text Block]
Fund	1 Year	5 Years	10 Years
SFT Macquarie Small Cap Growth Fund	13.13%	2.17%	10.58%
Russell 2000® Growth Index	13.01%	3.18%	9.57%
Consumer Price Index	2.68%	4.46%	3.20%

No Deduction of Taxes [Text Block]	The graph and table above do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
AssetsNet	$ 165,821,738
Holdings Count | Holding	86
Advisory Fees Paid, Amount	$ 1,339,715
InvestmentCompanyPortfolioTurnover	78.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$165,821,738
# of Portfolio Holdings	86
Portfolio Turnover Rate	78%
Total Advisory Fees Paid	$1,339,715

Holdings [Text Block]

Sector Diversification (% of net assets)

Health Care	26.3%
Industrials	23.7%
Information Technology	23.5%
Consumer Discretionary	8.6%
Financial	8.2%
Consumer Staples	3.2%
Communication Services	2.7%
Energy	1.9%
Investment Companies	1.2%
Other	0.9%
Other Assets and Liabilities, Net	(0.2%)
Total	100.0%

Largest Holdings [Text Block]

Ten Largest Holdings (% of Net Assets)

OSI Systems, Inc.	3.0%
IMAX Corp.	2.7%
Tarsus Pharmaceuticals, Inc.	2.5%
Lumentum Holdings, Inc.	2.2%
Mirum Pharmaceuticals, Inc.	2.1%
Advanced Energy Industries, Inc.	2.1%
Travere Therapeutics, Inc.	2.0%
Encompass Health Corp.	1.9%
Axsome Therapeutics, Inc.	1.8%
Everus Construction Group, Inc.	1.8%
Total	22.1%

Material Fund Change [Text Block]
Updated Prospectus Phone Number	800-643-5728
Updated Prospectus Email Address	policyservices@securian.com
C000072687
Shareholder Report [Line Items]
Fund Name	SFT Real Estate Securities Fund
Class Name	Class 1
No Trading Symbol [Flag]	true
Annual or Semi-Annual Statement [Text Block]	This Annual shareholder report contains important information about SFT Real Estate Securities Fund for the period of January 1, 2025 to December 31, 2025.
Additional Information [Text Block]	You can find additional information about the Fund at www.securianfunds.com. You can also request this information by contacting us at 800-643-5728.
Additional Information Phone Number	800-643-5728
Additional Information Website	www.securianfunds.com
Expenses [Text Block]

What were the Fund costs for the last year?

Annual Fund Operating Expenses

(based on a hypothetical $10,000 investment)

Fund Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
SFT Real Estate Securities Fund (Class 1)	$101	1.00%

Expenses Paid, Amount	$ 101
Expense Ratio, Percent	1.00%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

The portfolio had a modestly positive total return for the year and outperformed its benchmark, the FTSE NAREIT All Equity REITs Index. Factors that contributed positively to relative performance included stock selection and an overweight in health care, led by large gain from an overweight position in Welltower. Senior housing operating fundamentals remained strong, evidenced by analyst upgrades in the period. An underweight in apartments also aided performance. While supply is broadly turning more supportive, the magnitude and duration of challenges within the Sunbelt region remain to be seen. Stock selection in telecommunications was beneficial as well, due largely to the timing of a position in American Tower. The company’s shares rose over the first half of the year, buoyed early on strong earnings results, with positive leasing activity. American Tower shares were pressured later in the year as the tower landlord disclosed a letter from a tenant claiming it should be excused from future lease payments, prompting the company to file a preemptive lawsuit to ensure payment.

Factors that detracted from relative performance included an underweight and stock selection in the industrial sector. An underweight position in bellwether Prologis hindered performance; the stock rallied in response to the late-period earnings. An overweight in single-family homes for rent also hindered performance, as the sector lagged amid a step down in interest rates during the year, which increased the affordability of home ownership. Within residential markets, the Fund’s preference for single-family homes reflects the view that the sector’s fundamentals are more resilient than those in apartments. An underweight in regional malls further detracted; the sector performed well amid resilient consumer spending

Performance Past Does Not Indicate Future [Text]	The results shown are past performance and are not an indication of future performance. Current performance may be lower or higher.
Line Graph [Table Text Block]
	Class 1	FTSE NAREIT All Equity REITs Total Return Index	Consumer Price Index
12/31/2015	$10,000	$10,000	$10,000
12/31/2016	$10,466	$10,863	$10,207
12/31/2017	$11,056	$11,805	$10,423
12/31/2018	$10,485	$11,328	$10,622
12/31/2019	$13,092	$14,575	$10,865
12/31/2020	$12,754	$13,828	$11,013
12/31/2021	$18,417	$19,539	$11,787
12/31/2022	$13,611	$14,664	$12,548
12/31/2023	$15,275	$16,330	$12,969
12/31/2024	$16,255	$17,133	$13,343
12/31/2025	$16,648	$17,522	$13,701

Average Annual Return [Table Text Block]
Fund	1 Year	5 Years	10 Years
Class 1	2.42%	5.47%	5.23%
FTSE NAREIT All Equity REITs Total Return Index	2.27%	4.85%	5.77%
Consumer Price Index	2.68%	4.46%	3.20%

No Deduction of Taxes [Text Block]	The graph and table above do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
AssetsNet	$ 114,142,691
Holdings Count | Holding	43
Advisory Fees Paid, Amount	$ 815,003
InvestmentCompanyPortfolioTurnover	29.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$114,142,691
# of Portfolio Holdings	43
Portfolio Turnover Rate	29%
Total Advisory Fees Paid	$815,003

Holdings [Text Block]

Sector Diversification (% of net assets)

Real Estate	96.9%
Consumer Discretionary	1.4%
Investment Companies	0.8%
Health Care	0.7%
Other Assets and Liabilities, Net	0.2%
Total	100.0%

Largest Holdings [Text Block]

Ten Largest Holdings (% of Net Assets)

Welltower, Inc.	12.3%
Digital Realty Trust, Inc.	7.4%
Equinix, Inc.	5.2%
Crown Castle, Inc.	4.9%
Prologis, Inc.	4.8%
Extra Space Storage, Inc.	4.7%
American Tower Corp.	4.7%
SBA Communications Corp.	4.4%
Iron Mountain, Inc.	3.8%
Agree Realty Corp.	3.5%
Total	55.7%

Material Fund Change [Text Block]
Updated Prospectus Phone Number	800-643-5728
Updated Prospectus Email Address	policyservices@securian.com
C000072686
Shareholder Report [Line Items]
Fund Name	SFT Real Estate Securities Fund
Class Name	Class 2
No Trading Symbol [Flag]	true
Annual or Semi-Annual Statement [Text Block]	This Annual shareholder report contains important information about SFT Real Estate Securities Fund for the period of January 1, 2025 to December 31, 2025.
Additional Information [Text Block]	You can find additional information about the Fund at www.securianfunds.com. You can also request this information by contacting us at 800-643-5728.
Additional Information Phone Number	800-643-5728
Additional Information Website	www.securianfunds.com
Expenses [Text Block]

What were the Fund costs for the last year?

Annual Fund Operating Expenses

(based on a hypothetical $10,000 investment)

Fund Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
SFT Real Estate Securities Fund (Class 2)	$125	1.24%

Expenses Paid, Amount	$ 125
Expense Ratio, Percent	1.24%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

The portfolio had a modestly positive total return for the year and outperformed its benchmark, the FTSE NAREIT All Equity REITs Index. Factors that contributed positively to relative performance included stock selection and an overweight in health care, led by large gain from an overweight position in Welltower. Senior housing operating fundamentals remained strong, evidenced by analyst upgrades in the period. An underweight in apartments also aided performance. While supply is broadly turning more supportive, the magnitude and duration of challenges within the Sunbelt region remain to be seen. Stock selection in telecommunications was beneficial as well, due largely to the timing of a position in American Tower. The company’s shares rose over the first half of the year, buoyed early on strong earnings results, with positive leasing activity. American Tower shares were pressured later in the year as the tower landlord disclosed a letter from a tenant claiming it should be excused from future lease payments, prompting the company to file a preemptive lawsuit to ensure payment.

Factors that detracted from relative performance included an underweight and stock selection in the industrial sector. An underweight position in bellwether Prologis hindered performance; the stock rallied in response to the late-period earnings. An overweight in single-family homes for rent also hindered performance, as the sector lagged amid a step down in interest rates during the year, which increased the affordability of home ownership. Within residential markets, the Fund’s preference for single-family homes reflects the view that the sector’s fundamentals are more resilient than those in apartments. An underweight in regional malls further detracted; the sector performed well amid resilient consumer spending

Performance Past Does Not Indicate Future [Text]	The results shown are past performance and are not an indication of future performance. Current performance may be lower or higher.
Line Graph [Table Text Block]
	Class 2	FTSE NAREIT All Equity REITs Total Return Index	Consumer Price Index
12/31/2015	$10,000	$10,000	$10,000
12/31/2016	$10,440	$10,863	$10,207
12/31/2017	$11,001	$11,805	$10,423
12/31/2018	$10,406	$11,328	$10,622
12/31/2019	$12,962	$14,575	$10,865
12/31/2020	$12,595	$13,828	$11,013
12/31/2021	$18,143	$19,539	$11,787
12/31/2022	$13,374	$14,664	$12,548
12/31/2023	$14,972	$16,330	$12,969
12/31/2024	$15,893	$17,133	$13,343
12/31/2025	$16,236	$17,522	$13,701

Average Annual Return [Table Text Block]
Fund	1 Year	5 Years	10 Years
Class 2	2.16%	5.21%	4.97%
FTSE NAREIT All Equity REITs Total Return Index	2.27%	4.85%	5.77%
Consumer Price Index	2.68%	4.46%	3.20%

No Deduction of Taxes [Text Block]	The graph and table above do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
AssetsNet	$ 114,142,691
Holdings Count | Holding	43
Advisory Fees Paid, Amount	$ 815,003
InvestmentCompanyPortfolioTurnover	29.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$114,142,691
# of Portfolio Holdings	43
Portfolio Turnover Rate	29%
Total Advisory Fees Paid	$815,003

Holdings [Text Block]

Sector Diversification (% of net assets)

Real Estate	96.9%
Consumer Discretionary	1.4%
Investment Companies	0.8%
Health Care	0.7%
Other Assets and Liabilities, Net	0.2%
Total	100.0%

Largest Holdings [Text Block]

Ten Largest Holdings (% of Net Assets)

Welltower, Inc.	12.3%
Digital Realty Trust, Inc.	7.4%
Equinix, Inc.	5.2%
Crown Castle, Inc.	4.9%
Prologis, Inc.	4.8%
Extra Space Storage, Inc.	4.7%
American Tower Corp.	4.7%
SBA Communications Corp.	4.4%
Iron Mountain, Inc.	3.8%
Agree Realty Corp.	3.5%
Total	55.7%

Material Fund Change [Text Block]
Updated Prospectus Phone Number	800-643-5728
Updated Prospectus Email Address	policyservices@securian.com
C000140840
Shareholder Report [Line Items]
Fund Name	SFT T. Rowe Price Value Fund
Class Name	Class 2
No Trading Symbol [Flag]	true
Annual or Semi-Annual Statement [Text Block]	This Annual shareholder report contains important information about SFT T. Rowe Price Value Fund for the period of January 1, 2025 to December 31, 2025.
Additional Information [Text Block]	You can find additional information about the Fund at www.securianfunds.com. You can also request this information by contacting us at 800-643-5728.
Additional Information Phone Number	800-643-5728
Additional Information Website	www.securianfunds.com
Expenses [Text Block]

What were the Fund costs for the last year?

Annual Fund Operating Expenses

(based on a hypothetical $10,000 investment)

Fund Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
SFT T. Rowe Price Value Fund (Class 2)	$107	1.01%

Expenses Paid, Amount	$ 107
Expense Ratio, Percent	1.01%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

The SFT T. Rowe Price Value Fund trailed its benchmark, the Russell 1000 Value Index, over the 12 month period ending December 31, 2025. Market conditions in 2025 were shaped by early year volatility tied to tariff actions by President Trump, followed by a strong rebound as trade negotiations improved, corporate earnings remained healthy, artificial intelligence (AI) related companies gained investor favor, and Congress passed stimulative tax legislation. The Federal Reserve also supported markets by cutting short term interest rates three times late in the year.

Security selection was the primary driver of the fund’s underperformance. Weakness in holdings such as Revvity, pressured by declining preclinical demand and China related headwinds, and International Paper, hurt by soft global packaging demand and cost driven margin compression, detracted from results. Underweight exposure to Micron Technology further weighed on performance as the stock delivered outsized gains on strong AI driven memory demand. Conversely, the Fund benefited from positive stock selection and underweighting in real estate, highlighted by strong performance from Welltower, and from favorable selection in the energy sector, particularly TechnipFMC, which advanced on robust subsea order growth.

Throughout the year, the portfolio maintained its long term value oriented approach, emphasizing undervalued stocks with income generation as a secondary objective. Notable positioning shifts included increased exposure to information technology and communication services, along with reduced allocations to consumer staples.

Performance Past Does Not Indicate Future [Text]	The results shown are past performance and are not an indication of future performance. Current performance may be lower or higher.
Line Graph [Table Text Block]
	SFT T. Rowe Price Value Fund	Russell 1000 Value Index	Consumer Price Index
12/31/2015	$10,000	$10,000	$10,000
12/31/2016	$11,065	$11,734	$10,207
12/31/2017	$13,124	$13,337	$10,423
12/31/2018	$11,838	$12,235	$10,622
12/31/2019	$14,899	$15,482	$10,865
12/31/2020	$16,398	$15,915	$11,013
12/31/2021	$21,224	$19,919	$11,787
12/31/2022	$18,748	$18,418	$12,548
12/31/2023	$20,951	$20,529	$12,969
12/31/2024	$24,015	$23,478	$13,343
12/31/2025	$26,848	$27,213	$13,701

Average Annual Return [Table Text Block]
Fund	1 Year	5 Years	10 Years
SFT T. Rowe Price Value Fund	11.80%	10.36%	10.38%
Russell 1000 Value Index	15.91%	11.33%	10.53%
Consumer Price Index	2.68%	4.46%	3.20%

No Deduction of Taxes [Text Block]	The graph and table above do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
AssetsNet	$ 201,094,870
Holdings Count | Holding	107
Advisory Fees Paid, Amount	$ 1,130,966
InvestmentCompanyPortfolioTurnover	58.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$201,094,870
# of Portfolio Holdings	107
Portfolio Turnover Rate	58%
Total Advisory Fees Paid	$1,130,966

Holdings [Text Block]

Sector Diversification (% of net assets)

Financial	21.7%
Industrials	15.9%
Information Technology	12.5%
Health Care	11.9%
Energy	7.7%
Consumer Discretionary	7.2%
Communication Services	6.9%
Consumer Staples	5.1%
Materials	4.1%
Other	7.3%
Other Assets and Liabilities, Net	(0.3%)
Total	100.0%

Largest Holdings [Text Block]

Ten Largest Holdings (% of Net Assets)

JPMorgan Chase & Co.	3.7%
Berkshire Hathaway, Inc., Class B	3.1%
Keysight Technologies, Inc.	2.6%
Deere & Co.	2.4%
Alphabet, Inc., Class A	2.4%
Alphabet, Inc., Class C	2.0%
AMETEK, Inc.	1.9%
ConocoPhillips	1.8%
Westinghouse Air Brake Technologies Corp.	1.8%
Parker-Hannifin Corp.	1.7%
Total	23.4%

Material Fund Change [Text Block]
Updated Prospectus Phone Number	800-643-5728
Updated Prospectus Email Address	policyservices@securian.com
C000140838
Shareholder Report [Line Items]
Fund Name	SFT Wellington Core Equity Fund
Class Name	Class 1
No Trading Symbol [Flag]	true
Annual or Semi-Annual Statement [Text Block]	This Annual shareholder report contains important information about SFT Wellington Core Equity Fund for the period of January 1, 2025 to December 31, 2025.
Additional Information [Text Block]	You can find additional information about the Fund at www.securianfunds.com. You can also request this information by contacting us at 800-643-5728.
Additional Information Phone Number	800-643-5728
Additional Information Website	www.securianfunds.com
Expenses [Text Block]

What were the Fund costs for the last year?

Annual Fund Operating Expenses

(based on a hypothetical $10,000 investment)

Fund Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
SFT Wellington Core Equity Fund (Class 1)	$84	0.78%

Expenses Paid, Amount	$ 84
Expense Ratio, Percent	0.78%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

US equities advanced over the twelve months ending December 31, 2025, supported by easing inflation, strong corporate earnings, improved trade sentiment, and above trend GDP growth. Early year volatility driven by tariff escalations, artificial intelligence (AI) related valuation concerns, Federal Reserve uncertainty, and a prolonged government shutdown gradually faded as trade tensions eased and economic data strengthened. Market leadership shifted at times as pressure on richly valued technology companies led to rotations into value and cyclical sectors, yet a concentrated group of mega cap technology firms continued to account for an outsized portion of full year index gains. Corporate earnings were a key tailwind, with most S&P 500® companies exceeding expectations and posting robust year-over-year profit growth.

The Fund trailed its benchmark, the S&P 500® Index, over the twelve month period ending December 31, 2025, with security selection driving most of the relative shortfall. Weak stock selection in information technology, particularly not owning Micron Technology and maintaining an underweight in Oracle, along with positioning in consumer discretionary and health care, detracted from results. Offsetting factors included stronger selection within industrials, where overweights in GE Vernova and RTX added value, as well as favorable outcomes in financials and real estate supported by positions such as JPMorgan Chase and Welltower and by not owning Fiserv or Equinix. Sector allocation modestly weighed on performance as well, with an overweight to consumer staples and an underweight to communication services detracting, though this was partially offset by positive contributions from the Fund’s underweight to health care and overweight to real estate.

Performance Past Does Not Indicate Future [Text]	The results shown are past performance and are not an indication of future performance. Current performance may be lower or higher.
Line Graph [Table Text Block]
	Class 1	S&P 500® Index	Consumer Price Index
12/31/2015	$10,000	$10,000	$10,000
12/31/2016	$10,509	$11,196	$10,207
12/31/2017	$12,760	$13,640	$10,423
12/31/2018	$12,494	$13,042	$10,622
12/31/2019	$16,750	$17,149	$10,865
12/31/2020	$19,807	$20,304	$11,013
12/31/2021	$24,598	$26,132	$11,787
12/31/2022	$19,861	$21,399	$12,548
12/31/2023	$24,038	$27,025	$12,969
12/31/2024	$30,128	$33,786	$13,343
12/31/2025	$34,398	$39,827	$13,701

Average Annual Return [Table Text Block]
Fund	1 Year	5 Years	10 Years
Class 1	14.17%	11.67%	13.15%
S&P 500® Index	17.88%	14.42%	14.82%
Consumer Price Index	2.68%	4.46%	3.20%

No Deduction of Taxes [Text Block]	The graph and table above do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
AssetsNet	$ 136,002,498
Holdings Count | Holding	70
Advisory Fees Paid, Amount	$ 721,812
InvestmentCompanyPortfolioTurnover	36.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$136,002,498
# of Portfolio Holdings	70
Portfolio Turnover Rate	36%
Total Advisory Fees Paid	$721,812

Holdings [Text Block]

Sector Diversification (% of net assets)

Information Technology	32.3%
Financial	13.2%
Communication Services	11.2%
Consumer Discretionary	9.9%
Industrials	9.5%
Health Care	9.1%
Consumer Staples	5.6%
Energy	2.7%
Utilities	2.4%
Other	4.2%
Other Assets and Liabilities, Net	(0.1%)
Total	100.0%

Largest Holdings [Text Block]

Ten Largest Holdings (% of Net Assets)

NVIDIA Corp.	8.2%
Apple, Inc.	7.9%
Microsoft Corp.	7.2%
Alphabet, Inc., Class A	6.4%
Amazon.com, Inc.	5.0%
Broadcom, Inc.	3.6%
Meta Platforms, Inc., Class A	2.7%
JPMorgan Chase & Co.	2.4%
Eli Lilly & Co.	2.4%
Mastercard, Inc., Class A	2.2%
Total	48.0%

Material Fund Change [Text Block]
Updated Prospectus Phone Number	800-643-5728
Updated Prospectus Email Address	policyservices@securian.com
C000140839
Shareholder Report [Line Items]
Fund Name	SFT Wellington Core Equity Fund
Class Name	Class 2
No Trading Symbol [Flag]	true
Annual or Semi-Annual Statement [Text Block]	This Annual shareholder report contains important information about SFT Wellington Core Equity Fund for the period of January 1, 2025 to December 31, 2025.
Additional Information [Text Block]	You can find additional information about the Fund at www.securianfunds.com. You can also request this information by contacting us at 800-643-5728.
Additional Information Phone Number	800-643-5728
Additional Information Website	www.securianfunds.com
Expenses [Text Block]

What were the Fund costs for the last year?

Annual Fund Operating Expenses

(based on a hypothetical $10,000 investment)

Fund Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
SFT Wellington Core Equity Fund (Class 2)	$110	1.03%

Expenses Paid, Amount	$ 110
Expense Ratio, Percent	1.03%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

US equities advanced over the twelve months ending December 31, 2025, supported by easing inflation, strong corporate earnings, improved trade sentiment, and above trend GDP growth. Early year volatility driven by tariff escalations, artificial intelligence (AI) related valuation concerns, Federal Reserve uncertainty, and a prolonged government shutdown gradually faded as trade tensions eased and economic data strengthened. Market leadership shifted at times as pressure on richly valued technology companies led to rotations into value and cyclical sectors, yet a concentrated group of mega cap technology firms continued to account for an outsized portion of full year index gains. Corporate earnings were a key tailwind, with most S&P 500® companies exceeding expectations and posting robust year-over-year profit growth.

The Fund trailed its benchmark, the S&P 500® Index, over the twelve month period ending December 31, 2025, with security selection driving most of the relative shortfall. Weak stock selection in information technology, particularly not owning Micron Technology and maintaining an underweight in Oracle, along with positioning in consumer discretionary and health care, detracted from results. Offsetting factors included stronger selection within industrials, where overweights in GE Vernova and RTX added value, as well as favorable outcomes in financials and real estate supported by positions such as JPMorgan Chase and Welltower and by not owning Fiserv or Equinix. Sector allocation modestly weighed on performance as well, with an overweight to consumer staples and an underweight to communication services detracting, though this was partially offset by positive contributions from the Fund’s underweight to health care and overweight to real estate.

Performance Past Does Not Indicate Future [Text]	The results shown are past performance and are not an indication of future performance. Current performance may be lower or higher.
Line Graph [Table Text Block]
	Class 2	S&P 500® Index	Consumer Price Index
12/31/2015	$10,000	$10,000	$10,000
12/31/2016	$10,483	$11,196	$10,207
12/31/2017	$12,697	$13,640	$10,423
12/31/2018	$12,401	$13,042	$10,622
12/31/2019	$16,583	$17,149	$10,865
12/31/2020	$19,561	$20,304	$11,013
12/31/2021	$24,232	$26,132	$11,787
12/31/2022	$19,516	$21,399	$12,548
12/31/2023	$23,562	$27,025	$12,969
12/31/2024	$29,457	$33,786	$13,343
12/31/2025	$33,549	$39,827	$13,701

Average Annual Return [Table Text Block]
Fund	1 Year	5 Years	10 Years
Class 2	13.89%	11.39%	12.87%
S&P 500® Index	17.88%	14.42%	14.82%
Consumer Price Index	2.68%	4.46%	3.20%

No Deduction of Taxes [Text Block]	The graph and table above do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
AssetsNet	$ 136,002,498
Holdings Count | Holding	70
Advisory Fees Paid, Amount	$ 721,812
InvestmentCompanyPortfolioTurnover	36.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$136,002,498
# of Portfolio Holdings	70
Portfolio Turnover Rate	36%
Total Advisory Fees Paid	$721,812

Holdings [Text Block]

Sector Diversification (% of net assets)

Information Technology	32.3%
Financial	13.2%
Communication Services	11.2%
Consumer Discretionary	9.9%
Industrials	9.5%
Health Care	9.1%
Consumer Staples	5.6%
Energy	2.7%
Utilities	2.4%
Other	4.2%
Other Assets and Liabilities, Net	(0.1%)
Total	100.0%

Largest Holdings [Text Block]

Ten Largest Holdings (% of Net Assets)

NVIDIA Corp.	8.2%
Apple, Inc.	7.9%
Microsoft Corp.	7.2%
Alphabet, Inc., Class A	6.4%
Amazon.com, Inc.	5.0%
Broadcom, Inc.	3.6%
Meta Platforms, Inc., Class A	2.7%
JPMorgan Chase & Co.	2.4%
Eli Lilly & Co.	2.4%
Mastercard, Inc., Class A	2.2%
Total	48.0%

Material Fund Change [Text Block]
Updated Prospectus Phone Number	800-643-5728
Updated Prospectus Email Address	policyservices@securian.com